12. Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

On October 1, 2014, the Company granted an aggregate of 30,000 stock options to two of its non-employee directors. The options have an exercise price of $2.21 and vest quarterly over a one year period. The options were granted pursuant to the Company’s Non-Employee Director Compensation Plan.

On December 4, 2014, the Company held a special meeting of stockholders, which approved an amendment to the Company’s Restated Certificate of Incorporation, as amended, increasing the number of authorized common stock, $0.0001 par value per share, to a total number of 30,000,000 shares.

Pursuant to an At-the-Market Issuance Sales Agreement with MLV & Co. LLC dated April 2, 2014, under which the Company may issue and sell shares of common stock having an aggregate offering price of up to $9,159,000 from time to time through MLV acting as the Company’s sales agent, the Company sold 467,934 shares of common stock as of November 5, 2014. The sales of shares under this agreement have resulted in net proceeds of $1,399,000. The Company pays MLV a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through MLV as agent.

On November 13, 2014, the Company received a letter from Exeltis Dermatology, Inc. (f/k/a Quinnova Pharmaceuticals, Inc.), a significant customer of the Company, and herein referred to as “Quinnova”, claiming that the Company is in breach of the Exclusive Sales and Distribution Agreement with Quinnova.  Specifically, Quinnova has claimed that the marketing and selling of the Company’s Alevicyn gel product violates the terms of the Exclusive Sales and Distribution Agreement and has demanded the Company cease and desist from any further marketing or sales.  The Company believes that the marketing and selling of the Alevicyn gel is not in violation of the agreement and that the claims made by Quinnova are without merit.  The Company intends to defend this matter vigorously and does not believe an accrual for a potential loss relating to this matter is necessary at this time.  While the Company believes this claim is without merit, there can be no assurances provided that the outcome of this matter will be favorable to the Company or will not have a negative impact on the Company’s consolidated financial position or results from operations.

On December 1, 2014, the Company granted an aggregate of 20,513 stock options to its four non-employee directors. The options have an exercise price of $1.40 and vested immediately, on the date such options were granted. In addition, the four non-employee directors will receive an aggregate of approximately $26,000 of cash compensation. The compensation was earned pursuant to the Company’s Non-Employee Director Compensation Plan as compensation for services provided during the three months ended September 30, 2014.

On January 8, 2015, the Company entered into a Securities Purchase Agreement with two accredited investors, under which the Company agreed not to market, offer or sell its 2 million shares of common stock it holds in Ruthigen, Inc. to any person other than the investors for a period of 60 calendar days from the date of the Securities Purchase Agreement and under which the investors irrevocably agree to purchase all of the Ruthigen shares upon the occurrence of a trigger event. The purchase price for the Ruthigen shares to be purchased by the investors shall be $2.75 per share, or an aggregate of $5,500,000 for all of the Ruthigen shares. Such triggering event is defined in the Securities Purchase Agreement as the closing of any merger or consolidation of Ruthigen with or into another company, corporation or similar entity or the merger or consolidation of another company, corporation, or assets of a corporation or company into Ruthigen, or in the case of any sale or conveyance to another corporation or the assets or other property of Ruthigen, for which Ruthigen enters into a definitive agreement. Such definitive agreement could be subject to or pending customary closing conditions, regulatory approvals and/or shareholder approval and still be considered definitive for purposes of the Securities Purchase Agreement. Ruthigen and Dawson James Securities, Inc., as the managing underwriter of the Ruthigen IPO, approved the transaction in accordance with the provisions of the Separation Agreement between Ruthigen and the Company, dated August 2, 2013, as amended, subject to certain conditions set forth in the Securities Purchase Agreement. As of the filing date of the amended Registration Statement, of which this prospectus forms part, no triggering event has occurred nor can there be any assurance that one will occur.

In connection with entering into the Securities Purchase Agreement to sell the Ruthigen shares at a fixed price of $2.75 per share, the Company has determined that the carrying value of the Ruthigen shares is impaired. As a result, during the three months ended December 31, 2014, the Company will record an impairment loss in the amount of $4,650,000 which represents the difference between cost and aggregate purchase price.

Additionally, the Company agreed to pay Dawson James Securities, Inc. a finder’s fee in the amount of $200,000 upon the closing of the actual sale of the Ruthigen shares.

At-the-Market Sales Issuances

On April 2, 2014, the Company entered into an At-the-Market Issuance Sales Agreement with MLV & Co. LLC under which we may issue and sell shares of our common stock having an aggregate offering price of up to $9,159,000 from time to time through MLV acting as the Company’s sales agent. The Company will pay MLV a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through MLV as agent under the Sales Agreement. As of June 24, 2014, the Company sold 300,000 shares and the sales of shares under this agreement have resulted in net proceeds of $982,000.

Increase in Shares Authorized for Issuance under the 2006 and 2011 Plans

In April 2014, the Company’s board of directors approved increases to the number of shares authorized for issuance under the 2006 and 2011 Plans by 250,000 and 1,224,021 shares, respectively.